Equity (Details)						6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares	May 21, 2025 USD ($) $ / shares shares	Dec. 12, 2024 USD ($) $ / shares shares	Nov. 13, 2023 USD ($) $ / shares shares	May 19, 2022 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 € / shares	Aug. 31, 2025 $ / shares	Aug. 04, 2025 $ / shares shares	Jun. 30, 2025 EUR (€) € / shares shares	Dec. 31, 2023 shares	Feb. 15, 2023 $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Equity [Line Items]
Authorized share capital (in Euro) | €											€ 3,500,000
Ordinary shares authorized	7,875,000					7,875,000					7,875,000
Per share | $ / shares													$ 274
Preferred shares authorized	875,000					875,000					875,000
Vote per share								one
Ordinary shares of market price					375,000
Ordinary shares issued			2,000,000									1,361
Prefunded units shares					1,625,000
Offering price (in Dollars per share) | $ / shares					$ 2
Remaining exercise price (in Dollars per share) | $ / shares					$ 0.001
Cash exercise warrant (in Dollars) | $					$ 3,500,000
Exercise of prefunded warrants (in Dollars) | $						$ 1,268
Shares for services						129,500
Stock issued value for services (in Dollars) | $						$ 520,250
Shares issued							26,375
Stock issued new issuance (in Dollars) | $		$ 0					$ 515,262
Assigned value (in Dollars) | $			$ 27,521	$ 0
Intrinsic value of the warrants (in Dollars) | $	$ 2
Aggregate pre tax						13.00%
Carve out percentage equal						13.00%
Percentage of allocation						100.00%
Stock options (in Dollars) | $						$ 1,743,636
Stock Option [Member]
Equity [Line Items]
Ordinary shares issued												875,000		500,000	2,300,000
Stock options granted						416,750
Share-based compensation (in Dollars) | $	$ 823,863					$ 823,863	$ 1,028,383
Unamortized expense (in Dollars) | $						951,883
Intrinsic value of the stock options (in Dollars) | $						$ 0
Subsequent Events After Reporting Period [Member]
Equity [Line Items]
Remaining exercise price (in Dollars per share) | $ / shares										$ 0.001
Top of Range [Member] | Stock Option [Member]
Equity [Line Items]
Stock options granted						416,750
Bottom of Range [Member] | Stock Option [Member]
Equity [Line Items]
Stock options granted						50
One Year Anniversary [Member]
Equity [Line Items]
Stock options granted						25
Two Year Anniversary [Member]
Equity [Line Items]
Stock options granted						25
Warrant [Member]
Equity [Line Items]
Per share | $ / shares				$ 48
Ordinary shares issued				104,166
Stock issued during period shares exercise of pre-funded warrants						1,268,000
Warrant [Member] | Subsequent Events After Reporting Period [Member]
Equity [Line Items]
Ordinary shares issued										1
Warrant A [Member]
Equity [Line Items]
Per share | $ / shares			$ 5.85
Ordinary shares issued		2,000,000	1,367,521
Remaining exercise price (in Dollars per share) | $ / shares		$ 2
Warrant B [Member]
Equity [Line Items]
Per share | $ / shares			$ 5.85
Ordinary shares issued			1,367,521
Ordinary shares [member]
Equity [Line Items]
Ordinary shares authorized	7,875,000,000,000					7,875,000,000,000					7,875,000,000,000
Per share | € / shares								€ 0.4			€ 0.4
Ordinary shares issued					1
Ordinary shares [member] | Subsequent Events After Reporting Period [Member]
Equity [Line Items]
Per share | $ / shares									$ 0.01
Preference shares [member]
Equity [Line Items]
Per share | € / shares											€ 0.4
Preferred shares authorized	175,000					175,000					175,000
Preferred shares outstanding
Preferred Shares Series A [Member]
Equity [Line Items]
Preferred shares authorized	175,000					175,000					175,000
Preferred Shares Series B [Member]
Equity [Line Items]
Preferred shares authorized	175,000					175,000					175,000
Preferred Shares Series C [Member]
Equity [Line Items]
Preferred shares authorized	175,000					175,000					175,000
Preferred Shares Series D [Member]
Equity [Line Items]
Preferred shares authorized	175,000					175,000					175,000
Preferred Shares Series E [Member]
Equity [Line Items]
Preferred shares authorized	175,000					175,000					175,000
Class A Warrant [Member]
Equity [Line Items]
Ordinary shares issued					1
Warrants purchase					1
Class B Warrant [Member]
Equity [Line Items]
Ordinary shares issued					1
Warrants purchase					1
Prefunded warrants [member]
Equity [Line Items]
Ordinary shares issued					1
Warrants purchase					1
Offering price (in Dollars per share) | $ / shares					$ 2
December 2024 Financing [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $					$ 4,000,000
Net proceeds (in Dollars) | $					$ 464,000
Number of share issued for conversion							84,153
Conversion of debt (in Dollars) | $							$ 2,154,557